Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	$ 414,209	¥ 34,135,000	¥ 2,488,000
Fair value of plan assets	383,534	31,607,000	600,000
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	409,210	33,723,000	2,488,000
Fair value of plan assets	$ 383,534	¥ 31,607,000	¥ 600,000